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                          WARBURG PINCUS TAX FREE FUND
                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 30, 1996

     The following relates to the Warburg Pincus Tax Free Fund only.

     The Board of Directors of the Warburg Pincus Tax Free Fund (the 'Fund') has concluded that a complete liquidation of the Fund is in the best interests of the Fund and its shareholders. This conclusion is based on, among other things, the small size of the Fund's assets, the resulting high expense ratio of the Fund (before fee waivers and expense reimbursements), and the improbability that sales of the Fund's shares could be increased to raise the Fund's assets to a more economically viable level.

     A special meeting of the shareholders of the Fund will be held on October 3, 1997 to solicit shareholder approval of the liquidation. No further shares of the Fund can be purchased pending shareholder consideration of the liquidation; however, shareholders may redeem their shares through any of the methods described in the Prospectus.

Dated: July 31, 1997                                               WPGBT-16-0797



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                          WARBURG PINCUS TAX FREE FUND
                                (ADVISOR SHARES)
                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 30, 1996

     The following relates to the Warburg Pincus Tax Free Fund only.

     The Board of Directors of the Warburg Pincus Tax Free Fund (the 'Fund') has concluded that a complete liquidation of the Fund is in the best interests of the Fund and its shareholders. This conclusion is based on, among other things, the small size of the Fund's assets, the resulting high expense ratio of the Fund (before fee waivers and expense reimbursements), and the improbability that sales of the Fund's shares could be increased to raise the Fund's assets to a more economically viable level.

     A special meeting of the shareholders of the Fund will be held on October 3, 1997 to solicit shareholder approval of the liquidation. No further shares of the Fund can be purchased pending shareholder consideration of the liquidation; however, shareholders may redeem their shares through any of the methods described in the Prospectus.

Dated: July 31, 1997                                               ADTXF-16-0797

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